Investment Objectives and Goals	Dec. 30, 2025
TCW Senior Loan ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW SENIOR LOAN ETF (THE “FUND”)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund primarily seeks current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
TCW Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW CORPORATE BOND ETF (THE “FUND”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek to maximize long-term total return.